Debt - Summary of Foreign Currency Translation (Detail)	Jun. 30, 2026 $ / $ $ / ¥ $ / £ $ / € $ / SFr $ / MXV	Jun. 30, 2025 $ / $ $ / ¥ $ / £ $ / € $ / SFr $ / MXV
Disclosure of long term debt [Line Items]
Currency exchange rate	17.4700
U.S. dollar
Disclosure of long term debt [Line Items]
Currency exchange rate	17.4700	18.8928
Japanese yen
Disclosure of long term debt [Line Items]
Currency exchange rate | $ / ¥	0.10801	0.1310
Pounds sterling
Disclosure of long term debt [Line Items]
Currency exchange rate | $ / £	23.0691	25.9927
Euro
Disclosure of long term debt [Line Items]
Currency exchange rate | $ / €	19.8983	22.1518
Swiss francs
Disclosure of long term debt [Line Items]
Currency exchange rate | $ / SFr	21.5759	23.6426
UDI
Disclosure of long term debt [Line Items]
Currency exchange rate | $ / MXV	8.815225	8.500847